Components of Accrued Expenses and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Accrued expenses	$ 2,795	$ 2,597
Salary and welfare payable	2,775	1,823
Tuition fee payables to government agencies	5,132	2,765
Remuneration payable to lecturers	2,314	1,883
Uncertain income tax liabilities (Note 18)	177	173
Payables to employees in connection with options exercise	458
Other payable	1,421	395
Accrued expenses and other liabilities	$ 15,072	$ 9,636